Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of segment reporting information by segment

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Net Revenues (1)	5,530,404,557	4,270,825,456	3,818,851,679
Less: Cost of revenues
Revenue sharing fees and content costs	(3,878,385,035)	(3,363,122,749)	(2,792,249,793)
Other costs (2)	(967,986,229)	(583,870,225)	(537,075,543)
Total cost of revenues	(4,846,371,264)	(3,946,992,974)	(3,329,325,336)
Gross profit	684,033,293	323,832,482	489,526,343
Operating (expense) income
Sales and marketing expenses	(351,726,623)	(311,140,438)	(234,482,022)
General and administrative expenses	(237,755,845)	(204,428,800)	(137,656,630)
Research and development expenses	(276,935,538)	(181,676,080)	(121,058,278)
Other operating income (expense), net	32,314,541	(200,174,118)	8,426,888
Impairment of goodwill	(13,966,789)	—	—
Total operating expenses	(848,070,254)	(897,419,436)	(484,770,042)
(Loss) income from operations	(164,036,961)	(573,586,954)	4,756,301
Other (expenses) income, net	(52,873,716)	21,898,241	(67,314,858)
Interest income	284,982,128	263,052,300	64,330,349
Foreign exchange gain (loss), net	125,893	1,233,807	(517,288)
Income (loss) before income taxes and share of loss in equity method investments	68,197,344	(287,402,606)	1,254,504
Income tax expense	(1,068,958)	(15,406,551)	(28,408,570)
Share of loss in equity method investments	(31,610,752)	(4,001,129)	(1,927,859)
Net income (loss)	35,517,634	(306,810,286)	(29,081,925)
(1)	98.5%, 99.4% and 99.9% of the Group’s revenue for the years ended December 31, 2023, 2024 and 2025, respectively, were generated from the PRC.
(2)	Other costs include bandwidth costs and others.